PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate and Other	Total
Balance, beginning of period	$55,243	$37,293	$15,894	$15,838	$124,268
Additions	1,060	926	1,395	490	3,871
Acquisitions through business combinations	125	120	255	—	500
Dispositions and assets reclassified as held for sale	6	(56)	(491)	(316)	(857)
Depreciation expense	(894)	(893)	(929)	(359)	(3,075)
Foreign currency translation and other	1,682	701	172	200	2,755
Total change	1,979	798	402	15	3,194
Balance, end of period[1]	$57,222	$38,091	$16,296	$15,853	$127,462
1.Our ROU PP&E assets include $504 million (December 31, 2022 – $435 million) in our Renewable Power and Transition segment, $3.4 billion (December 31, 2022 – $3.5 billion) in our Infrastructure segment, $1.5 billion (December 31, 2022 – $1.5 billion) in our Private Equity segment, and $1.1 billion (December 31, 2022 – $1.1 billion) in our Real Estate and other segments, totaling $6.5 billion (December 31, 2022 – $6.6 billion) of ROU assets.